Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance
Reinsurance

7. Reinsurance

Overview

In the ordinary course of business, the Company cedes losses and LAE to other reinsurance companies. These arrangements reduce the net loss potential arising from large or catastrophic risks. Certain of these arrangements consist of excess of loss and catastrophe contracts, which protect against losses exceeding stipulated amounts. The ceding of risk through reinsurance does not relieve the Company from its obligations to policyholders. The Company remains liable with respect to losses and LAE ceded in the event that any reinsurer does not meet obligations assumed under the reinsurance agreements.

The Company does not have any significant unsecured aggregate recoverable for losses, paid and unpaid including IBNR, loss adjustment expenses, and unearned premium with any individual reinsurer.

Reinsurance recoverable

Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable. Such balance as of December 31, 2018 and 2019 are presented in the table below ($ in millions).

	December 31,
	2018	2019
Reinsurance recoverable on paid losses	$0.5	$1.8
Ceded unpaid loss and LAE	11.3	18.5
Total reinsurance recoverable	$11.8	$20.3

To reduce credit exposure to reinsurance recoverable balances, the Company obtains letters of credit from certain reinsurers that are not authorized as reinsurers under U.S. state insurance regulations. In addition, under the terms of its reinsurance contracts, the Company may retain funds due to reinsurers as security for those recoverable balances. The Company has the following unsecured reinsurance recoverable balances from reinsurers at December 31, 2018 and 2019 with all but one having an A.M. Best rating of A (Excellent) or better ($ in millions):

		Year Ended
AM Best		December 31,
Rating	Reinsurer	2018	2019
A+	Hannover Rueck SE	$1.5	$2.3
A+	Munich Reinsurance America Inc	1.1	1.7
A	Lloyd’s Underwriter Syndicate no. 0033 HIS	1.1	1.7
A	Lloyd’s Underwriter Syndicate no. 2357 NCL	1.1	1.7
A	Hiscox Insurance Company (Bermuda) Ltd	1.0	1.3
NR	Lloyd’s Underwriter Syndicate no. 2001 AML	0.9	1.3
		6.7	10.0
	Other reinsurers	2.7	4.5
		$9.4	$14.5

Premium written, earned and losses and LAE incurred

The impact of reinsurance treaties on the Company’s consolidated financial statements is as follows ($ in millions):

	December 31,
	2018	2019
Premium written:
Direct	$46.8	$115.8
Ceded	(5.6)	(11.2)
Net premium written	$41.2	$104.6
Premium earned:
Direct	$25.3	$75.5
Ceded	(4.1)	(11.7)
Net premium earned	$21.2	$63.8
Losses and LAE incurred:
Direct	$28.6	$59.7
Ceded	(13.4)	(13.9)
Net losses and LAE incurred	$15.2	$45.8